Acquisition of Verb Direct - Schedule of Results of Operation of Subsidiary (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 2,354,000	$ 9,000		$ 9,100,000	$ 32,000
Cost of revenue	1,063,000	30,000		4,870,000	52,000
Operating expenses	5,151,000	2,753,000		20,064,000	7,772,000
Net income loss	$ (1,946,000)	$ (3,008,000)		$ (15,918,000)	$ (12,127,000)
Verb Direct [Member]
Revenue			$ 9,041,000
Cost of revenue			4,766,000
Operating expenses			6,308,000
Other income expense			(11,000)
Net income loss			$ (2,044,000)